Components of Net Tax Effects of Temporary Differences Between Carrying Amounts of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities):
Provision for doubtful accounts	$ 437	$ 216
Inventory-related expense	469	192
Accrued liabilities	1,281	1,644
Net operating loss carryforward		1,015
Other		5
Total current deferred tax assets	2,187	3,072
Depreciation and amortization	613	(649)
Net operating loss carryforward	13,243	6,180
Other	31	(87)
Total non-current deferred tax assets	13,887	5,444
Valuation allowance	(16,074)
Total net deferred tax assets		$ 8,516